Other income	12 Months Ended
Jun. 30, 2018
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Other income

Note 6. Other income

	Consolidated
	2018	2017	2016
	A$’000	A$’000	A$’000

Net foreign exchange gain	224	—	781
Payroll tax rebate	—	7	18
Subsidies and grants	685	130	—
Gain on legal settlement (Note 39)	8,411	—	—
Reimbursement of expenses	8	17	—
Research and development rebate	2,200	8,409	2,866
Gain on revaluation of contingent consideration	1,461	—	—

Other income	12,989	8,563	3,665